Financial Income and Expenses (Details) € in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 EUR (€)
Financial income and expenses
Income from cash and cash equivalents	€ 226	€ 157	€ 120
Foreign exchange gains	40	18	21
Fair value variation gains / losses	1,791
Total financial income	2,057	175	142
Interest cost	(66)	(3)	(4)
Losses on cash and cash equivalents			(202)
Foreign exchange losses	(5,884)	(62)	(36)
Other financial expenses	(8)	(16)	(11)
Interests costs on discounted liabilities	(8)
Total financial expenses	(5,959)	(81)	(253)
Financial income (loss)	€ (3,902)	93	(111)
Short-term deposits		€ 14,004	€ 41,767		€ 12,001
USD
Financial income and expenses
Bank accounts					2,700
Short-term deposits				$ 9	€ 2,800